Common Stock and Stock Plans, Weighted-Average Per Share Fair Value of Options Granted (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted-Average per Share Fair Value of Options Granted and the Assumptions Used [Abstract]
Per share fair value of options granted (in dollars per share)	$ 0.00	$ 1.58	$ 2.79
Expected volatility	0.00%	18.30%	29.20%
Expected dividends (in dollars per share)	$ 0.00	$ 0.93	$ 0.68
Expected term (in years)	0 years	6 months	8 months 12 days
Risk-free interest rate	0.00%	0.10%	0.10%